Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 202,680	¥ 802,332	¥ 1,531,127
Income allocable to preferred shareholders:
Cash dividends paid			(8,970)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	202,680	802,332	1,522,157
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units - Morgan Stanley	(3,212)	(2,704)	(2,360)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 199,468	¥ 799,628	¥ 1,519,797
Shares (Denominator):
Weighted average common shares outstanding	13,574,314	13,885,842	14,118,469
Effect of dilutive instruments:
Convertible preferred stock			1
Stock acquisition rights and the common shares of MUFG under Board Incentive Plan	10,571	17,474	19,175
Weighted average common shares for diluted computation	13,584,885	13,903,316	14,137,645
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 14.93	¥ 57.78	¥ 107.81
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 14.68	¥ 57.51	¥ 107.50